Earnings Per Share - Schedule of Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Number of Shares
Potential dilutive effect related to share based compensation scheme	6,101,667	1,957,035
Earnings per Share Attributable to Equity Holders
(Loss) attributable to the equity holders of the parent per share (cents), basic	$ (389.6)	$ (599.5)	$ (36.3)
(Loss) attributable to the equity holders of the parent per share (cents), diluted	$ (389.6)	$ (599.5)	$ (36.3)
Basic
Earnings
(Loss) attributable to the equity holders of the parent	$ (418,992)	$ (423,867)	$ (22,575)
Potential dilutive effect related to share based compensation scheme in subsidiary undertaking
Adjusted earnings attributable to equity holders of the parent	$ (418,992)	$ (423,867)	$ (22,575)
Number of Shares
Weighted average number of shares	107,532,584	70,706,579	62,151,155
Potential dilutive effect related to share based compensation scheme
Adjusted weighted average number of shares	107,532,584	70,706,579	62,151,155
Earnings per Share Attributable to Equity Holders
(Loss) attributable to the equity holders of the parent per share (cents), basic	$ (389.6)	$ (599.5)	$ (36.3)
Diluted
Earnings
(Loss) attributable to the equity holders of the parent	$ (418,992)		$ (22,575)
Potential dilutive effect related to share based compensation scheme in subsidiary undertaking			(475)
Adjusted earnings attributable to equity holders of the parent	$ (418,992)		$ (23,050)
Number of Shares
Weighted average number of shares	107,532,584		62,151,155
Potential dilutive effect related to share based compensation scheme	8,237,299		1,331,211
Adjusted weighted average number of shares	115,769,883		63,482,366
Earnings per Share Attributable to Equity Holders
(Loss) attributable to the equity holders of the parent per share (cents), diluted	$ (389.6)		$ (36.3)